FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	Financial Instruments
Financial instruments include cash; evidence of ownership in an entity; or a contract that imposes an obligation on one party and conveys a right to a second entity to deliver/receive cash or another financial instrument. Information on certain types of financial instruments is included elsewhere in these consolidated financial statements as follows: accounts receivable (note 18); and restricted share units (note 34a).
a) Cash and Equivalents
Cash and equivalents include cash, term deposits, treasury bills and money market investments with original maturities of less than 90 days.

	As at December 31, 2024	As at December 31, 2023
Cash deposits	$3,120	$2,952
Term deposits	954	1,196
	$4,074	$4,148
Of total cash and cash equivalents as of December 31, 2024, $nil (2023: $nil) was held in subsidiaries which have regulatory or contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and are therefore not available for general use by the Company.
b) Debt and Interest[1]

	Closing balance December 31, 2023	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2024
5.7% notes[3,10]	$844	$—	$—	$—	$844
5.25% notes[4]	373	—	—	—	373
5.80% notes[5,10]	396	—	—	1	397
6.35% notes[6,10]	595	—	—	—	595
Other fixed rate notes[7,10]	1,042	—	—	—	1,042
Leases[8]	56	—	(14)	17	59
Other debt obligations	576	—	—	(2)	574
5.75% notes[9,10]	844	—	—	1	845
	$4,726	$—	($14)	$17	$4,729
Less: current portion[11]	(11)	—	—	—	(24)
	$4,715	$—	($14)	$17	$4,705

	Closing balance December 31, 2022	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2023
5.7% notes[3,10]	$844	$—	$—	$—	$844
5.25% notes[4]	372	—	—	1	373
5.80% notes[5,10]	396	—	—	—	396
6.35% notes[6,10]	595	—	—	—	595
Other fixed rate notes[7,10]	1,083	—	(43)	2	1,042
Leases[8]	70	—	(13)	(1)	56
Other debt obligations	578	—	—	(2)	576
5.75% notes[9,10]	844	—	—	—	844
	$4,782	$—	($56)	$—	$4,726
Less: current portion[11]	(13)	—	—	—	(11)
	$4,769	$—	($56)	$—	$4,715
[1]The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow Barrick, at its option, to redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.
[2]Amortization of debt premium/discount and increases (decreases) in capital leases.
[3]Consists of $850 million (2023: $850 million) of our wholly-owned subsidiary Barrick North America Finance LLC (“BNAF”) notes due 2041.
[4]Consists of $375 million (2023: $375 million) of 5.25% notes which mature in 2042.
[5]Consists of $400 million (2023: $400 million) of 5.80% notes which mature in 2034.
[6]Consists of $600 million (2023: $600 million) of 6.35% notes which mature in 2036.
[7]Consists of $1.1 billion (2023: $1.1 billion) in conjunction with our wholly-owned subsidiary BNAF and our wholly-owned subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $250 million (2023: $250 million) of BNAF notes due 2038 and $807 million (2023: $807 million) of BPDAF notes due 2039.
[8]Consists primarily of leases at Nevada Gold Mines, $12 million, Loulo-Gounkoto, $18 million, Veladero, $2 million, Lumwana, $1 million, Hemlo, $9 million, North Mara, $4 million and Tongon, $5 million (2023: $13 million, $20 million, $1 million, $3 million, $1 million, $nil and $6 million, respectively).
[9]Consists of $850 million (2023: $850 million) in conjunction with our wholly-owned subsidiary BNAF.
10We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”), and Barrick (HMC) Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC, and BHMC notes issued, which rank equally with our other unsecured and unsubordinated obligations.
[11]The current portion of long-term debt consists of leases ($13 million; 2023: $11 million) and other debt obligations ($11 million; 2023: $nil).

5.7% Notes
In June 2011, BNAF issued an aggregate of $4.0 billion in debt securities including $850 million of 5.70% notes that mature in 2041 issued by BNAF (collectively, the “BNAF Notes”). Barrick provides an unconditional and irrevocable guarantee of the BNAF Notes, which rank equally with Barrick’s other unsecured and unsubordinated obligations.

5.25% Notes
On April 3, 2012, we issued an aggregate of $2 billion in debt securities including $750 million of 5.25% notes that mature in 2042. During 2022, $375 million of the 5.25% notes was repaid.

Other Fixed Rate Notes
On October 16, 2009, we issued debentures through our wholly-owned indirect subsidiary BPDAF consisting of $850 million of 30-year notes with a coupon rate of 5.95%. We also provide an unconditional and irrevocable guarantee of these payments, which rank equally with our other unsecured and unsubordinated obligations. During 2023, $43 million of the 5.95% notes was repaid.
In September 2008, we issued an aggregate of $1.25 billion of notes through our wholly-owned indirect subsidiaries BNAF and BGFC including $250 million of 30-year notes with a coupon rate of 7.5%. We also provide an unconditional and irrevocable guarantee of these payments, which rank equally with our other unsecured and unsubordinated obligations.

5.75% Notes
On May 2, 2013, we issued an aggregate of $3 billion in notes through Barrick and our wholly-owned indirect subsidiary BNAF including $850 million of 5.75% notes issued by BNAF that mature in 2043. $2 billion of the net proceeds from this offering was used to repay amounts outstanding under our revolving Credit Facility at that time. We provide an unconditional and irrevocable guarantee on the $850 million of 5.75% notes issued by BNAF, which rank equally with our other unsecured and unsubordinated obligations.

Credit Facility
In May 2024, we completed an update of the credit and guarantee agreement (the “Credit Facility”) with certain Lenders, which requires such Lenders to make available to us a credit facility of $3.0 billion or the equivalent amount in Canadian dollars. The Credit Facility, which is unsecured, currently has an interest rate of Secured Overnight Financing Rate (“SOFR”) plus 1.00% on drawn amounts, and a standby rate of 0.09% on undrawn amounts. The Credit Facility incorporates sustainability-linked metrics which are made up of annual environmental and social performance targets directly influenced by Barrick's actions, rather than based on external ratings. The performance targets include Scope 1 and Scope 2 greenhouse gas emissions intensity, water use efficiency (reuse and recycling rates), and total recordable injury frequency rate. Barrick may incur positive or negative pricing adjustments on drawn credit spreads and standby fees based on its sustainability performance versus the targets that have been set. As part of the update, the termination date of the Credit Facility was extended from May 2028 to May 2029. The Credit Facility was undrawn as at December 31, 2024.
Interest

	2024		2023
For the years ended December 31	Interest cost	Effective rate[1]	Interest cost	Effective rate[1]
5.7% notes	$49	5.74%	$49	5.74%
5.25% notes	20	5.29%	20	5.29%
5.80% notes	23	5.85%	23	5.85%
6.35% notes	38	6.41%	38	6.41%
Other fixed rate notes	68	6.41%	70	6.40%
Leases	4	8.16%	5	7.02%
Other debt obligations	35	6.17%	35	6.17%
5.75% notes	49	5.79%	49	5.79%
Deposits on Pascua-Lama silver sale agreement (note 29)	5	2.82%	5	2.82%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)	28	6.16%	27	5.81%
Other interest[2]	138		73
	$457		$394
Less: interest capitalized	(33)		(42)
	$424		$352
[1]The effective rate includes the stated interest rate under the debt agreement, amortization of debt issue costs and debt discount/premium and the impact of interest rate contracts designated in a hedging relationship with debt.
[2]This includes $78 million (2023: $nil) relating to finance costs in Argentina.
Scheduled Debt Repayments[1]

	Issuer	Maturity Year	2025	2026	2027	2028	2029	2030 and thereafter	Total
7.73% notes[2]	BGC	2025	$6	$—	$—	$—	$—	$—	$6
7.70% notes[2]	BGC	2025	5	—	—	—	—	—	5
7.37% notes[2]	BGC	2026	—	32	—	—	—	—	32
8.05% notes[2]	BGC	2026	—	15	—	—	—	—	15
6.38% notes[2]	BGC	2033	—	—	—	—	—	200	200
5.80% notes	BGC	2034	—	—	—	—	—	200	200
5.80% notes	BGFC	2034	—	—	—	—	—	200	200
6.45% notes[2]	BGC	2035	—	—	—	—	—	300	300
6.35% notes	BHMC	2036	—	—	—	—	—	600	600
7.50% notes[3]	BNAF	2038	—	—	—	—	—	250	250
5.95% notes[3]	BPDAF	2039	—	—	—	—	—	807	807
5.70% notes	BNAF	2041	—	—	—	—	—	850	850
5.25% notes	BGC	2042	—	—	—	—	—	375	375
5.75% notes	BNAF	2043	—	—	—	—	—	850	850
			$11	$47	$—	$—	$—	$4,632	$4,690
Minimum annual payments under leases			$13	$11	$11	$7	$5	$12	$59
[1]This table illustrates the contractual undiscounted cash flows, and may not agree with the amounts disclosed in the consolidated balance sheet.
[2]Included in Other debt obligations in the Long-Term Debt table.
[3]Included in Other fixed rate notes in the Long-Term Debt table.

c)    Derivative Instruments (“Derivatives”)
In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks including, but not limited to:

Item	Impacted by
● Revenue	● Prices of gold, silver and copper
● Cost of sales
o Consumption of diesel fuel, propane, natural gas, and electricity	o Prices of diesel fuel, propane, natural gas, and electricity
o Non-US dollar expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, DOP, EUR, TZS, XOF, ZAR and ZMW
● General and administration, exploration and evaluation costs	● Currency exchange rates - US dollar versus A$, ARS, C$, DOP, GBP, PKR, TZS, XOF, ZAR, and ZMW
● Capital expenditures
o Non-US dollar capital expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, DOP, EUR, GBP, PKR, XOF, ZAR, and ZMW
o Consumption of steel	o Price of steel
● Interest earned on cash and equivalents	● US dollar interest rates
● Interest paid on fixed-rate borrowings	● US dollar interest rates

The time frame and manner in which we manage those risks varies for each item based upon our assessment of the risk and available alternatives for mitigating risk. For these particular risks, we believe that derivatives are an appropriate way of managing the risk.
We use derivatives as part of our risk management program to mitigate variability associated with changing market values related to the hedged item. Many of the derivatives we use meet the hedge effectiveness criteria and are designated in a hedge accounting relationship.
Certain derivatives are designated as either hedges of the fair value of recognized assets or liabilities or of firm commitments (“fair value hedges”) or hedges of highly probable forecasted transactions (“cash flow hedges”), collectively known as “accounting hedges”. Hedges that are expected to be highly effective in achieving offsetting changes in fair value or cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated. Some of the derivatives we use are effective in achieving our risk management objectives, but they do not meet the strict hedge accounting criteria. These derivatives are considered to be “non-hedge derivatives”.
During 2024 and 2023, we did not enter into any derivative contracts for US dollar interest rates, currencies, metals or commodity inputs. We had no contracts outstanding at December 31, 2024.